Transactions With Related Party	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Transactions With Related Party [Abstract]
Transactions With Related Party
Transactions With Related Party

Transactions with Louisiana Timber Procurement Company, L.L.C. (LTP) represent the only significant related-party activity recorded in our consolidated financial statements. LTP is an unconsolidated variable-interest entity that is 50% owned by us and 50% owned by Boise Inc. LTP procures sawtimber, pulpwood, residual chips, and other residual wood fiber to meet the wood and fiber requirements of us and Boise Inc. in Louisiana. We are not the primary beneficiary of LTP, as we do not have power to direct the activities that most significantly affect the economic performance of LTP. Accordingly, we do not consolidate LTP's results in our financial statements.

Sales
Related-party sales to LTP from our Wood Products segment in our Consolidated Statements of Operations were $5.3 million and $4.5 million, respectively, during the three months ended June 30, 2013 and 2012, and $11.5 million and $9.4 million, respectively, during the six months ended June 30, 2013 and 2012. These pulpwood and chip sales were made at prices designed to approximate market. These sales are recorded in "Sales" in our Consolidated Statements of Operations.

Costs and Expenses

Related-party wood fiber purchases from LTP were $16.8 million and $19.3 million, respectively, during the three months ended June 30, 2013 and 2012, and $32.5 million and $30.6 million, respectively, during the six months ended June 30, 2013 and 2012. We purchased wood fiber at prices designed to approximate market. These costs are recorded in "Materials, labor, and other operating expenses (excluding depreciation)" in our Consolidated Statements of Operations.

Equity Repurchase

As described in Note 13, Subsequent Events, we entered into a repurchase agreement with BC Holdings, our principal stockholder, on July 22, 2013 to repurchase approximately $100 million of our common stock from BC Holdings. We repurchased 3,864,062 shares of our common stock from BC Holdings on July 30, 2013 for $100.0 million.

Transactions With Related Parties

In early March 2010, BC Holdings sold its remaining investment in Boise Inc., and because of the disposition, Boise Inc. is no longer a related party. The 2010 related-party activity with Boise Inc. in the consolidated financial statements includes only those sales and costs and expenses transacted prior to March 2010, when Boise Inc. was a related party. As a result, beginning in March 2010, transactions with Louisiana Timber Procurement Company, L.L.C. (LTP) represent the only remaining significant related-party activity recorded in our consolidated financial statements. LTP is an unconsolidated variable-interest entity that is 50% owned by us and 50% owned by Boise Inc. LTP procures sawtimber, pulpwood, residual chips, and other residual wood fiber to meet the wood and fiber requirements of Boise Inc. and Boise Cascade in Louisiana. We are not the primary beneficiary of LTP, as we do not have power to direct the activities that most significantly affect the economic performance of LTP. Accordingly, we do not consolidate LTP's results in our financial statements.

Sales

Related-party sales to LTP from our Wood Products segment in our Consolidated Statements of Operations were $19.8 million, $18.8 million, and $20.4 million during the years ended December 31, 2012, 2011, and 2010 respectively. We also recorded $4.9 million of related-party sales to Boise Inc. (for the period they were a related party) during the year ended December 31, 2010. These pulpwood and chip sales were made at prices designed to approximate market.

Costs and Expenses

Related-party fiber purchases from LTP were $60.3 million, $40.1 million, and $33.0 million during the years ended December 31, 2012, 2011, and 2010, respectively. During the year ended December 31, 2010, we also recorded $0.3 million of related-party expenses for transportation services from Boise Inc. (for the period they were a related party). We purchased the fiber and transportation services at prices designed to approximate market. These costs are recorded in "Materials, labor, and other operating expenses from related parties (excluding depreciation)" in our Consolidated Statements of Operations.

During the year ended December 31, 2010, we recorded the following expenses from the Outsourcing Services Agreement as related-party expenses in our Consolidated Statements of Operations. As mentioned above, after we sold our remaining investment in Boise Inc. in March 2010, expenses incurred under the Outsourcing Services Agreement were no longer related-party and are not included in the table below.

Year Ended December 31, 2010
(thousands)
Materials, labor, and other operating expenses from related parties (excluding depreciation)	$332
Selling and distribution expenses	456
General and administrative expenses from related party	1,576
$2,364